Fair Value Measurements and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents the balances of assets and liabilities measured at fair value on a recurring basis as of December 31, 2013:

			(dollars in millions)
	Level 1(1)	Level 2(2)	Level 3(3)	Total
Assets:
Cash and cash equivalents:
Fixed income securities	$9,190	$–	$–	$9,190
Short-term investments:
Equity securities	387	–	–	387
Fixed income securities	3	211	–	214
Other assets:
Forward interest rate swaps	–	76	–	76
Fixed income securities	–	875	–	875
Cross currency swaps	–	166	–	166

Total	$9,580	$1,328	$–	$10,908

Liabilities:
Other liabilities:
Interest rate swaps	$–	$23	$–	$23

Total	$–	$23	$–	$23

(1)	quoted prices in active markets for identical assets or liabilities
(2)	observable inputs other than quoted prices in active markets for identical assets and liabilities
(3)	no observable pricing inputs in the market

Schedule of Fair Value of Short-Term and Long-Term Debt, Excluding Capital Leases

The fair value of our short-term and long-term debt, excluding capital leases, was as follows:

			(dollars in millions)
At December 31,	2013		2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Short- and long-term debt, excluding capital leases	$93,298	$103,527	$51,689	$61,552